Retirement-Related Benefit Plans' Impact on Income Before Income Taxes (Detail) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 37,528	$ 37,859	$ 37,603
Interest cost	21,987	17,518	17,323
Expected return on plan assets	(33,867)	(32,342)	(25,007)
Prior service cost	118	117	217
Net actuarial losses recognized	13,087	14,470	22,160
Net Pension Cost	38,853	37,622	52,296
Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,693	4,620	4,070
Interest cost	5,420	5,025	4,614
Expected return on plan assets	(7,907)	(8,270)	(7,109)
Prior service cost	(30)	(31)	(24)
Net actuarial losses recognized	1,229	1,758	2,150
Curtailment/settlement losses	89	128	904
Net Pension Cost	$ 3,494	$ 3,230	$ 4,605